Note 18 - Fair Value Disclosure Measurements - Assets Measured on a Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Impaired loans	$ 13,070	$ 14,075
Fair Value, Nonrecurring [Member]
Impaired loans	5,166	1,075
Fair Value, Inputs, Level 1 [Member] | Fair Value, Nonrecurring [Member]
Impaired loans
Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring [Member]
Impaired loans
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member]
Impaired loans	$ 5,166	$ 1,075